DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS

Business and Organization

Endeavor Operating Company, LLC (d.b.a. Endeavor) and its subsidiaries (collectively the “Company” or “EOC”) is a global entertainment, sports and content company.

Prior to the IPO, the Company was owned by WME Holdco, LLC (which is referred to as “Holdco” herein and is principally owned by executive employees of the Company), affiliates of Silver Lake (which are collectively referred to as “Silver Lake” herein), and other investors and executive employees of the Company.

1. DESCRIPTION OF BUSINESS

Business and Organization

Endeavor Operating Company, LLC (d.b.a. Endeavor) and its subsidiaries (collectively the “Company”) is a global entertainment, sports and content company.

The Company is owned by WME Holdco, LLC (which is referred to as “Holdco” herein and is principally owned by executive employees of the Company), affiliates of Silver Lake (which are collectively referred to as “Silver Lake” herein), and other investors and executive employees of the Company.